Derivative liability	12 Months Ended
Dec. 31, 2025
Derivative liability
Derivative liability

9.Derivative liability

On November 5, 2021, the Corporation issued 8,175,000 warrants as part of a unit financing. Each warrant was exercisable into one common share at the price of US$3.75 per share for a period of three years from closing. The warrants were classified as a derivative liability on the statement of financial position and re-valued at each reporting date, as the warrants were issued in a currency other than the Corporation’s functional currency. During the year ended December 31, 2024, the value of the derivative liability decreased by $238,176. During 2024, all 8,175,000 warrants expired unexercised.

In October 2025, the Corporation issued 5,712,500 warrants as part of a unit financing. Each warrant is exercisable into one common share at the price of US$1.35 per share for a period of two years from closing. The original estimated fair value of $3,089,610 was assigned to the 5,712,500 warrants issued by using a fair value market technique incorporating the Black-Scholes option pricing model, with the following assumptions: a share price of $1.46, a risk-free interest rate of 2.37%; an expected volatility factor of 81%; and an expected life of 2 years. The only significant unobservable input is the volatility, which could cause an increase or decrease in fair value. The warrants have been classified as a derivative liability on the statement of financial position and are re-valued at each reporting date, as the warrants were issued in a currency other than the Corporation’s functional currency. As at December 31, 2025, the fair value of the derivative liability was $2,137,867, resulting in a decrease in the value of the derivative liability for the year ended December 31, 2025, of $951,743. As at December 31, 2025, all 5,712,500 warrants remain outstanding.

Significant assumptions used in determining the fair value of the derivative warrant liabilities are as follows:

Year Ended
December 31,
2025
Share price	$1.31
Exercise price	$1.85
Risk-free interest rate	2.58%
Expected volatility	73%
Expected life in years	1.80
Expected dividend yield	Nil